Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Old Mutual Funds II
Prospectus Date	rr_ProspectusDate	Jul. 26, 2011
Old Mutual Analytic U.S. Long/Short Fund | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price )	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged )	rr_RedemptionFeeOverRedemption	2.00%
Maximum Account Fee (assessed annually on certain accounts under $1,000)	rr_MaximumAccountFee	12.00
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Expenses on Short Sales	rr_Component1OtherExpensesOverAssets	0.12%
Service Fees	rr_Component2OtherExpensesOverAssets	0.25%
Other Operating Expenses	rr_Component3OtherExpensesOverAssets	1.03%
Total Other Expenses	rr_OtherExpensesOverAssets	1.40%
Total Annual Operating Expenses	rr_ExpensesOverAssets	2.20%
Expense (Reduction)/Recoupment	rr_FeeWaiverOrReimbursementOverAssets	(0.73%)
Total Annual Operating Expenses After Expense (Reduction)/Recoupment	rr_NetExpensesOverAssets	1.47%	[1]
1 Year	rr_ExpenseExampleYear01	716
3 Years	rr_ExpenseExampleYear03	1,158
5 Years	rr_ExpenseExampleYear05	1,624
10 Years	rr_ExpenseExampleYear10	2,909
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 31, 2003
Past 1 Year	rr_AverageAnnualReturnYear01	2.31%
Past 5 Years	rr_AverageAnnualReturnYear05	(0.86%)
Life of Fund	rr_AverageAnnualReturnSinceInception	3.19%
Old Mutual Analytic U.S. Long/Short Fund | CLASS Z
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price )	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged )	rr_RedemptionFeeOverRedemption	2.00%
Maximum Account Fee (assessed annually on certain accounts under $1,000)	rr_MaximumAccountFee	12.00
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Expenses on Short Sales	rr_Component1OtherExpensesOverAssets	0.12%
Service Fees	rr_Component2OtherExpensesOverAssets	none
Other Operating Expenses	rr_Component3OtherExpensesOverAssets	0.32%
Total Other Expenses	rr_OtherExpensesOverAssets	0.44%
Total Annual Operating Expenses	rr_ExpensesOverAssets	1.24%
Expense (Reduction)/Recoupment	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)
Total Annual Operating Expenses After Expense (Reduction)/Recoupment	rr_NetExpensesOverAssets	1.22%	[1]
1 Year	rr_ExpenseExampleYear01	124
3 Years	rr_ExpenseExampleYear03	391
5 Years	rr_ExpenseExampleYear05	678
10 Years	rr_ExpenseExampleYear10	1,498
Annual Return 2001	rr_AnnualReturn2001	(6.22%)
Annual Return 2002	rr_AnnualReturn2002	(25.47%)
Annual Return 2003	rr_AnnualReturn2003	29.04%
Annual Return 2004	rr_AnnualReturn2004	9.24%
Annual Return 2005	rr_AnnualReturn2005	6.68%
Annual Return 2006	rr_AnnualReturn2006	20.71%
Annual Return 2007	rr_AnnualReturn2007	7.47%
Annual Return 2008	rr_AnnualReturn2008	(39.42%)
Annual Return 2009	rr_AnnualReturn2009	20.45%
Annual Return 2010	rr_AnnualReturn2010	8.84%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	9.40%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.67%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.38%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 01, 1993
Past 1 Year	rr_AverageAnnualReturnYear01	8.84%
Past 5 Years	rr_AverageAnnualReturnYear05	0.60%
Past 10 Years	rr_AverageAnnualReturnYear10	0.80%
Old Mutual Analytic U.S. Long/Short Fund | CLASS Z | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	7.72%
Past 5 Years	rr_AverageAnnualReturnYear05	0.26%
Past 10 Years	rr_AverageAnnualReturnYear10	0.54%
Old Mutual Analytic U.S. Long/Short Fund | CLASS Z | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	5.73%
Past 5 Years	rr_AverageAnnualReturnYear05	0.32%
Past 10 Years	rr_AverageAnnualReturnYear10	0.54%
Old Mutual Analytic U.S. Long/Short Fund | INSTITUTIONAL CLASS
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price )	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged )	rr_RedemptionFeeOverRedemption	2.00%
Maximum Account Fee (assessed annually on certain accounts under $1,000)	rr_MaximumAccountFee	12.00
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Expenses on Short Sales	rr_Component1OtherExpensesOverAssets	0.12%
Service Fees	rr_Component2OtherExpensesOverAssets	none
Other Operating Expenses	rr_Component3OtherExpensesOverAssets	0.32%
Total Other Expenses	rr_OtherExpensesOverAssets	0.44%
Total Annual Operating Expenses	rr_ExpensesOverAssets	1.24%
Expense (Reduction)/Recoupment	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)
Total Annual Operating Expenses After Expense (Reduction)/Recoupment	rr_NetExpensesOverAssets	1.02%	[1]
1 Year	rr_ExpenseExampleYear01	104
3 Years	rr_ExpenseExampleYear03	371
5 Years	rr_ExpenseExampleYear05	659
10 Years	rr_ExpenseExampleYear10	1,479
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 20, 2006
Past 1 Year	rr_AverageAnnualReturnYear01	9.12%
Past 5 Years	rr_AverageAnnualReturnYear05
Life of Fund	rr_AverageAnnualReturnSinceInception	(3.56%)
Old Mutual Analytic U.S. Long/Short Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Old Mutual Analytic U.S. Long/Short Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide investors with above-average total returns.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $50,000 in Class A shares of this Fund or other retail mutual funds advised by Old Mutual Capital, Inc. ("Old Mutual Funds").   More information about this and other sales charge discounts on Class A shares is available from your financial professional, in the section entitled "Investing in the Funds" in the Fund's statutory prospectus, and in the section entitled "Purchase and Redemption of Shares" in the Fund's statement of additional information.

FEES AND EXPENSES TABLE

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 217.63% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	217.63%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $50,000 in Class A shares of this Fund or other retail mutual funds advised by Old Mutual Capital, Inc. ("Old Mutual Funds").
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	EXPENSE EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Your Cost
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
To pursue its investment objective, the Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies whose securities are traded in U.S. markets.  While the Fund may invest in companies of any size, it generally invests in large and mid-cap companies, or companies with market capitalizations of approximately $2.5 billion or above.  Equity securities in which the Fund may invest include common and preferred stocks.

The Fund may invest in long and short positions of publicly traded equity securities.  The Fund's long and short positions may include equity securities of foreign issuers that are traded in U.S. markets.  The Fund buys securities "long" that Analytic Investors, LLC ("Analytic"), the Fund's Sub-Adviser, believes will outperform and sells securities "short" that Analytic believes will underperform.

The Fund generally takes long equity positions equal to approximately 120% of the Fund's equity assets excluding cash, and short equity positions equal to approximately 20% of the Fund's equity assets at the time of investment, although the Fund's long-short exposure will vary over time based on Analytic's assessment of market conditions and other factors.  The Fund's long equity exposure ordinarily ranges from 110% to 125% of the Fund's net assets and its short equity exposure ordinarily ranges from 10% to 33% of the Fund's net assets.  The cash received from short sales may be used to invest in long equity positions.  Analytic will normally maintain long and short positions such that the Fund's net long equity exposure (i.e., the percentage of long equity positions minus the percentage of short equity positions) does not exceed 100% of the Fund's net assets.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Like all investments in securities, you risk losing money by investing in the Fund.  The main risks of investing in this Fund are:

Stock Market Risk.  The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.  The market may also fail to recognize the Sub-Adviser's determination of an investment's value or the Sub-Adviser may misgauge that value.

Industry and Sector Risk.  Companies that have similar lines of business are grouped together in broad categories called industries.  Certain industries are grouped together in broader categories called sectors.  The Fund may focus its investments in certain industries within certain sectors, which may cause the Fund's performance to be susceptible to the economic, business or other developments that affect those industries.

Short Sales Risk.  When selling a security short, the Fund will sell a security it does not own at the then-current market price.  The Fund borrows the security to deliver to the buyer and is obligated to buy the security at a later date so it can return the security to the lender.If a security sold short increases in price, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss.  To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold short.  The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund may be required to pay in connection with the short sale.  In addition, because the Fund's loss on a short sale arises from increases in the value of the security sold short, such loss is theoretically unlimited.  By contrast, the Fund's loss on a long position arises from decreases in the value of the security and is limited by the fact that a security's value cannot drop below zero.

Segregated Account Risk.  Until the Fund replaces a borrowed security, it is required to maintain a segregated account of cash or highly liquid securities with a broker or custodian to cover the Fund's short position.  Securities held in a segregated account cannot be sold while the position they are covering is outstanding, unless they are replaced with similar securities.  As a result, there is the possibility that segregation of a large percentage of the Fund's assets could affect its portfolio management.

Leverage Risk.  By investing the proceeds received from selling securities short, the Fund is employing leverage, which creates special risks.  The use of leverage may increase the Fund's exposure to long equity positions and make any change in the Fund's net asset value ("NAV") greater than without the use of leverage.  This could result in increased volatility of returns.

Risk Lose Money [Text]	rr_RiskLoseMoney	Like all investments in securities, you risk losing money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and performance table illustrate the risks of investing in the Fund by showing changes in the Fund's performance year to year and by showing how the Fund's average annual returns for the 1, 5, and 10-year or since inception periods compare to those of an unmanaged securities index.  The performance table below compares the average annual total return information for the Fund's Class A, Class Z and Institutional Class shares to the Standard and Poor's ("S&P") 500®, a widely recognized, unmanaged index that measures the performance of large-cap stocks across all major industries. All performance figures reflect the reinvestment of dividends and capital gains distributions.  The Fund's past performance, both before and after taxes, does not guarantee how it will perform in the future.  Updated performance information is available at oldmutualfunds.com or by calling 888-772-2888.  Data prior to January 11, 2002, includes performance of a predecessor fund.  Prior to February 2006, the Fund did not take short positions as part of its main investment strategies, and the Fund's performance prior to February 2006 may not be indicative of how it will perform in the future.

The performance shown in the bar chart and the Best Quarter and Worst Quarter returns are for the Fund's Class Z shares, which have the longest performance record.  Performance for Class A and Institutional Class shares will vary due to differences in fees and expenses.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and performance table illustrate the risks of investing in the Fund by showing changes in the Fund's performance year to year and by showing how the Fund's average annual returns for the 1, 5, and 10-year or since inception periods compare to those of an unmanaged securities index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	888-772-2888
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	oldmutualfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, both before and after taxes, does not guarantee how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Returns through December 31, 2010 – Class Z Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund's Class Z shares year-to-date return as of June 30, 2011 was 9.40%.
Best Quarter:	6/30/09	15.67%
Worst Quarter:	12/31/08	(22.38%)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2010
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Sales loads are reflected in the following performance table.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance for the Fund's other share classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	When the return After Taxes on Distributions and Sale of Fund Shares is greater than the Return After Taxes on Distributions, it is because of realized losses.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
Sales loads are reflected in the following performance table.  *Index return is for the past 10 years.  (When the return After Taxes on Distributions and Sale of Fund Shares is greater than the Return After Taxes on Distributions, it is because of realized losses.  If realized losses occur upon the sale of fund shares, the capital loss is recorded as a tax benefit, which increases the return.)

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax performance is shown for the Fund's Class Z shares.  After-tax performance for the Fund's other share classes will vary.  After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Old Mutual Analytic U.S. Long/Short Fund | S&P 500 (Reflects No Deduction for Fees, Expenses or Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	15.06%
Past 5 Years	rr_AverageAnnualReturnYear05	2.29%
Past 10 Years	rr_AverageAnnualReturnYear10	1.41%

[1]	These are the expenses you should expect to pay as an investor in this Fund as a result of Old Mutual Capital's contractual agreement to waive through December 31, 2012 that portion, if any, of the annual management fee payable by the Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the total annual operating expenses do not exceed 1.35%, 1.10% and 0.90% for Class A, Class Z, and Institutional Class shares, respectively. The expense limitation agreement cannot be terminated before December 31, 2012, and may be amended or continued beyond December 31, 2012 by written agreement of the parties.